Note 5 - Loss Per Share (Details) - Shares Used in Basic and Diluted Loss Per Common Share Computations - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013
Numerator:
Net loss available in basic and diluted calculation (in Dollars)	$ (1,116,402)		$ (1,115,221)		$ (2,527,524)		$ (4,468,170)		$ (6,833,568)		$ (9,406,304)
Denominator:
Weighted average common shares outstanding-basic	3,936,126		2,984,335		3,435,700		2,967,483		2,990,471		2,026,115
Loss per common share basic and diluted (in Dollars per share)	$ (0.28)		$ (0.37)		$ (0.74)		$ (1.51)		$ (2.29)		$ (4.64)
Effect of diluted stock options and warrants (1)		[1]		[1]		[1]		[1]		[2]		[2]

[1]	The number of shares underlying options and warrants outstanding as of September 30, 2015 and September 30, 2014 are 8,588,832 and 945,220 respectively. The number of underlying Series B preferred shares outstanding is 1,895,010. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss pershare because those shares are anti-dilutive.
[2]	The number of shares underlying options and warrants outstanding as of December 31, 2014 and December 31, 2013 are 949,323 and 847,777, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.